Income Tax - Deferred tax assets and liability (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Inventory write-downs	¥ 140,332	¥ 23,040
Net operating loss carry forwards	91,042	53,115
Advertisement expenses	709	1,362
Allowance for doubtful accounts	32,373	14,983
Lease liability	5,064	26,226
Valuation allowance	(22,245)	(9,604)	¥ 0	¥ (19,851)
Total deferred tax assets, net	247,275	109,122
Deferred tax liabilities
Right of use assets	5,064	26,226
Total deferred tax liabilities	5,064	26,226
Net deferred tax assets	¥ 242,211	¥ 82,896